MERRILL LYNCH
                                                              PREMIER GROWTH
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              May 31, 2000

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

                                         MERRILL LYNCH PREMIER GROWTH FUND, INC.

Officers and Directors

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Joseph L. May, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President
James D. McCall, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

DEAR SHAREHOLDER

We are pleased to provide you with our first semi-annual report for the Merrill Lynch Premier Growth Fund, Inc. The Fund seeks to provide shareholders with long-term capital appreciation by investing in a portfolio primarily of common stocks of companies that Fund management believes have strong earnings growth and capital appreciation potential. In this and future shareholder reports, we will highlight investment performance and describe recent investment activities.

Investment Environment

Since the beginning of the year, market volatility has increased dramatically and has become an additional cost in achieving investment returns. During volatile periods, investors can easily lose sight of basic trends. Opinions quickly shift from too much optimism to too much bearishness. A whipsaw effect develops that tends to leave most investors taking too many losses over too short a period of time. Based on the conditions that have caused this increase in volatility, we believe the likelihood of it continuing through the year is quite high.

Portfolio Matters

Since inception (March 3, 2000) through May 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -30.10%, -30.30%, -30.30% and -30.10%, respectively. These results are comparable to that of the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index, which returned -30.78% over the same time period. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Shortly after launching the Fund, the aggressive growth area of the equity market began to lose favor with investors. The resulting dramatic contraction in valuations, driven almost entirely by negative investor psychology (as opposed to any deterioration in individual company business fundamentals) persisted until nearly the end of May. This negative shift in investor psychology resulted from confusion and concern over the growing strength of the economy and the degree to which the Federal Reserve Board would have to raise interest rates in order to keep inflation and the economy in check. During times of uncertainty and lack of confidence, investors move away from what are often viewed as higher-risk (highly valued) securities and toward those that are considered more defensive in nature (slower growth, lower price/earnings ratio stocks and fixed-income securities).

There were some bright spots for the Fund during the period. The Fund benefited from strong performances by SDL Inc., Bookham Technology PLC and Kopin Corporation. Our weakest performers were Packateer, Inc., US Internetworking, Inc. and Redback Networks, Inc. We sold our holdings in Packateer, Inc. US Internetworking and Redback Networks during the period. We also sold Sycamore Networks, Inc., Finisar Corp., Covad Communications Co., Gene Logic, Inc., Tut Systems, Inc., Costco Wholesale Corp. and Novellus Systems, Inc.

Investment Approach

Despite the frustration caused by our holdings' share price declines in the face of steadily and consistently improving business fundamentals, we are not swayed from our belief that our investment approach in high-quality, high-growth companies makes excellent sense for the long-term investor. The risk of short-term volatility will always be present, and we take advantage of this characteristic to continually upgrade the Fund's holdings.

Our confidence in our investment process and our ability to identify outstanding companies to invest in was bolstered by the financial performance delivered by our Fund's holdings in the performance period. During the period ended May 31, 2000, the Fund's holdings generated average earnings growth of 99.8% and bested Wall Street's earnings estimates by nearly 31% on average. This compares favorably to the average company in the unmanaged Standard & Poor's 500 Index, which generated earnings growth of 24.1%, and beat earnings estimates by an average of just over 6%. None of our Fund companies missed their estimates for earnings in the period.

We were heartened at May 31, 2000, and in the first few days of June 2000, when equity investors seemed to embrace the notion that the Federal Reserve Board's job of raising interest rates to slow the economy was having the desired effect of possibly eliminating the need for any further monetary policy tightening actions. Many of our stocks stabilized on this change in perception, and some have rebounded substantially, aided by some positive fundamental developments at the individual company level. We are optimistic that future economic reports will add support to the thesis that the economy will achieve the desired soft landing. The subsequent removal of upward pressure on interest rates, a renewal in investor confidence, and the tendency for investors during periods of economic slowing to seek out companies perceived to have high and sustainable unit growth rates could represent the catalysts needed for our types of companies to return to investor favor.

In Conclusion

We appreciate your early investment in Merrill Lynch Premier Growth Fund, Inc., and we are particularly grateful for your continued support and commitment during the recent challenging period. We continue to have high confidence in our investment process as a long-term strategy, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ James D. McCall

James D. McCall
Senior Vice President and
Portfolio Manager

June 29, 2000


                                     2 & 3

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                 Since Inception
As of May 31, 2000                                                Total Return
================================================================================
ML Premier Growth Fund, Inc. Class A Shares*                         -30.10%
--------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class B Shares*                         -30.30
--------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class C Shares*                         -30.30
--------------------------------------------------------------------------------
ML Premier Growth Fund, Inc. Class D Shares*                         -30.10
--------------------------------------------------------------------------------
S&P Barra Growth Index**                                             - 3.93
--------------------------------------------------------------------------------
NASDAQ Industrial Index***                                           -30.78
================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 3/3/00.
** An unmanaged broad-based Index comprised of companies with higher price-to-book ratios. Since inception total returns are from 3/3/00.
*** An unmanaged broad-based index comprised of common stocks. Since inception total returns are from 3/3/00.

Aggregate Total Return

                                           % Return Without     % Return With
                                             Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (3/3/00)
through 3/31/00                                 -10.60%             -15.29%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                               % Return            % Return
                                             Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (3/3/00)
through 3/31/00                                 -10.60%             -14.18%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.
================================================================================

                                               % Return            % Return
                                             Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (3/3/00)
through 3/31/00                                 -10.60%             -14.18%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.
================================================================================

                                           % Return Without     % Return With
                                             Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (3/3/00)
through 3/31/00                                 -10.60%             -15.29%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
PREMIER GROWTH
FUND, INC.      As of May 31, 2000
===================================================================================================================
Assets:         Investment in Master Premier Growth Trust, at value (identified
                 cost--$207,638,068) ..............................................................   $ 163,029,464
                Prepaid registration fees and other assets ........................................         214,689
                                                                                                      -------------
                Total assets ......................................................................     163,244,153
                                                                                                      -------------
===================================================================================================================
Liabilities:    Payable to distributor ............................................................         131,525
                Accrued expenses and other liabilities ............................................          81,562
                                                                                                      -------------
                Total liabilities .................................................................         213,087
                                                                                                      -------------
===================================================================================================================
Net Assets:     Net assets ........................................................................   $ 163,031,066
                                                                                                      =============
===================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....   $      62,369
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....       1,407,520
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....         617,553
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .....         250,132
                Paid-in capital in excess of par ..................................................     221,292,280
                Accumulated investment loss--net ..................................................        (433,081)
                Accumulated realized capital losses on investments from the Trust--net ............     (15,557,103)
                Unrealized depreciation on investments from the Trust--net ........................     (44,608,604)
                                                                                                      -------------
                Net assets ........................................................................   $ 163,031,066
                                                                                                      =============
===================================================================================================================
Net Asset       Class A--Based on net assets of $4,359,467 and 623,688 shares outstanding .........   $        6.99
Value:                                                                                                =============
                Class B--Based on net assets of $98,139,380 and 14,075,206 shares outstanding .....   $        6.97
                                                                                                      =============
                Class C--Based on net assets of $43,058,544 and 6,175,530 shares outstanding ......   $        6.97
                                                                                                      =============
                Class D--Based on net assets of $17,473,675 and 2,501,316 shares outstanding ......   $        6.99
                                                                                                      =============
===================================================================================================================

                See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

STATEMENT OF OPERATIONS

MERRILL LYNCH
PREMIER GROWTH
FUND, INC.        For the Period March 3, 2000+ to May 31, 2000
===========================================================================================================
Investment        Investment income allocated from the Trust (net of $215 foreign
Income:            withholding tax) .............................................              $    445,728
                  Expenses allocated from the Trust .............................                  (357,256)
                                                                                               ------------
                  Net investment income from the Trust ..........................                    88,472
                                                                                               ------------
===========================================================================================================
Expenses:         Account maintenance and distribution fees--Class B ............   $245,045
                  Account maintenance and distribution fees--Class C ............    108,889
                  Offering costs ................................................     44,894
                  Registration fees .............................................     40,861
                  Transfer agent fees--Class B ..................................     34,309
                  Transfer agent fees--Class C ..................................     15,565
                  Account maintenance fee--Class D ..............................     11,109
                  Printing and shareholder reports ..............................      9,553
                  Transfer agent fees--Class D ..................................      5,509
                  Professional fees .............................................      3,372
                  Transfer agent fees--Class A ..................................      1,301
                  Accounting services ...........................................        584
                  Other .........................................................        562
                                                                                    --------
                  Total expenses ................................................                   521,553
                                                                                               ------------
                  Investment loss--net ..........................................                  (433,081)
                                                                                               ------------
===========================================================================================================
Realized &        Realized loss on investments from the Trust--net ..............               (15,557,103)
Unrealized Loss   Unrealized depreciation on investments from the Trust--net ....               (44,608,604)
From the                                                                                       ------------
Trust--Net:       Net Decrease in Net Assets Resulting from Operations ..........              $(60,598,788)
                                                                                               ============
===========================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                       For the Period
PREMIER GROWTH                                                                   March 3, 2000+ to
FUND, INC.      Increase (Decrease) in Net Assets:                                    May 31, 2000
==================================================================================================
Operations:     Investment loss--net .............................................   $    (433,081)
                Realized loss on investments from the Trust--net .................     (15,557,103)
                Unrealized depreciation on investments from the Trust--net .......     (44,608,604)
                                                                                     -------------
                Net decrease in net assets resulting from operations .............     (60,598,788)
                                                                                     -------------
==================================================================================================
Capital Share   Net increase in net assets derived from capital share
Transactions:    transactions ....................................................     223,529,854
                                                                                     -------------
==================================================================================================
Net Assets:     Total increase in net assets .....................................     162,931,066
                Beginning of period ..............................................         100,000
                                                                                     -------------
                End of period ....................................................   $ 163,031,066
                                                                                     =============
==================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios have been derived
MERRILL LYNCH       from information provided in the financial statements.       For the Period March 3, 2000+ to May 31, 2000
PREMIER GROWTH                                                                ---------------------------------------------------
FUND, INC.          Increase (Decrease) in Net Asset Value:                    Class A      Class B       Class C      Class D
===================================================================================================================================
Per Share           Net asset value, beginning of period .....................$ 10.00       $ 10.00       $ 10.00       $ 10.00
Operating                                                                     -------       -------       -------       -------
Performance:        Investment income (loss)--net ............................     --++++      (.02)         (.02)         (.01)
                    Realized and unrealized loss on investments
                     from the Trust--net .....................................  (3.01)        (3.01)        (3.01)        (3.00)
                                                                              -------       -------       -------       -------
                    Total from investment operations .........................  (3.01)        (3.03)        (3.03)        (3.01)
                                                                              -------       -------       -------       -------
                    Net asset value, end of period ...........................$  6.99       $  6.97       $  6.97       $  6.99
                                                                              =======       =======       =======       =======
===================================================================================================================================
Total Investment    Based on net asset value per share ....................... (30.10%)+++   (30.30%)+++   (30.30%)+++   (30.10%)+++
Return:**                                                                     =======       =======       =======       =======
===================================================================================================================================
Ratios to Average   Expenses++ ...............................................   1.24%*        2.26%*        2.26%*        1.49%*
Net Assets:                                                                   =======       =======       =======       =======
                    Investment loss--net .....................................   (.14%)*      (1.17%)*      (1.17%)*       (.41%)*
                                                                              =======       =======       =======       =======
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................$ 4,359       $98,139       $43,059       $17,474
Data:                                                                         =======       =======       =======       =======
===================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Trust's allocated expenses.
+++   Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
PREMIER GROWTH
FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Premier Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Premier Growth Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on March 3, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on October 25, 1999 to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Trust, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Trust has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                          Account       Distribution
                                       Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B .............................       .25%            .75%
Class C .............................       .25%            .75%
Class D .............................       .25%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period March 3, 2000 to May 31, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                              MLFD          MLPF&S
--------------------------------------------------------------------------------
Class A .............................            --        $  1,385
Class D .............................        $5,193        $144,930
--------------------------------------------------------------------------------

For the period March 3, 2000 to May 31, 2000, MLPF&S received contingent deferred sales charges of $19,169 and $4,251 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Trust for the period March 3, 2000 to May 31, 2000 were $223,629,854 and $523,155, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $223,529,854 for the period March 3, 2000 to May 31, 2000.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                              Dollar
March 3, 2000+ to May 31, 2000               Shares        Amount
--------------------------------------------------------------------------------
Shares sold ............................     665,385    $ 6,158,639
Shares redeemed ........................     (44,197)      (325,244)
                                             -------    -----------
Net increase ...........................     621,188    $ 5,833,395
                                             =======    ===========
--------------------------------------------------------------------------------

+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class B Shares for the Period                             Dollar
March 3, 2000+ to May 31, 2000               Shares       Amount
--------------------------------------------------------------------------------
Shares sold ............................  14,520,846   $138,196,842
Automatic conversion of shares .........     (43,577)      (361,136)
Shares redeemed ........................    (404,563)    (3,396,815)
                                          ----------   ------------
Net increase ...........................  14,072,706   $134,438,891
                                          ==========   ============
--------------------------------------------------------------------------------

+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class C Shares for the Period                             Dollar
March 3, 2000+ to May 31, 2000               Shares       Amount
--------------------------------------------------------------------------------
Shares sold ............................   6,391,539   $ 61,020,619
Shares redeemed ........................    (218,509)    (1,877,623)
                                           ---------   ------------
Net increase ...........................   6,173,030   $ 59,142,996
                                           =========   ============
--------------------------------------------------------------------------------

+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class D Shares for the Period                             Dollar
March 3, 2000+ to May 31, 2000               Shares       Amount
--------------------------------------------------------------------------------
Shares sold ............................   2,600,335   $ 24,955,676
Automatic conversion of shares .........      43,532        361,136
                                           ---------   ------------
Total issued ...........................   2,643,867     25,316,812
Shares redeemed ........................    (145,051)    (1,202,240)
                                           ---------   ------------
Net increase ...........................   2,498,816   $ 24,114,572
                                           =========   ============
--------------------------------------------------------------------------------

+ Prior to March 3, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


                                     8 & 9

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                Master Premier Growth Trust
                ----------------------------------------------------------------------------------------------------------
                                            Shares                                                              Percent of
COUNTRY         Industries                   Held                  Common Stocks                    Value       Net Assets
==========================================================================================================================
Canada          Biotechnology                72,000  +QLT PhotoTherapeutics Inc.                  $ 3,523,500          2.2%
                ----------------------------------------------------------------------------------------------------------
                Communications Equipment     64,354   Nortel Networks Corporation                   3,495,227          2.1
                ----------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks in Canada                 7,018,727          4.3
==========================================================================================================================
Japan           Cellular Telephones          16,098   NTT DoCoMo, Inc. (ADR) (a)                    2,108,838          1.3
==========================================================================================================================
                                                      Total Common Stocks in Japan                  2,108,838          1.3
==========================================================================================================================
Singapore       Electronic Components        50,600  +Flextronics International Ltd.                2,751,375          1.7
==========================================================================================================================
                                                      Total Common Stocks in Singapore              2,751,375          1.7
==========================================================================================================================
United Kingdom  Electronic Components        21,000  +Bookham Technology PLC (ADR) (a)              1,022,438          0.6
==========================================================================================================================
                                                      Total Common Stocks in the United Kingdom     1,022,438          0.6
==========================================================================================================================
United States   Application Development      35,000  +Citrix Systems, Inc.                          1,841,875          1.1
                Software
                ----------------------------------------------------------------------------------------------------------
                Automotive                  108,612   Harley-Davidson, Inc.                         4,045,797          2.5
                ----------------------------------------------------------------------------------------------------------
                Biotechnology                60,300  +Myriad Genetics, Inc.                         4,699,631          2.9
                                             45,000   PE Corp-PE Biosystems Group                   2,497,500          1.5
                                             38,000  +Waters Corporation                            3,591,000          2.2
                                                                                                  -----------         ----
                                                                                                   10,788,131          6.6
                ----------------------------------------------------------------------------------------------------------
                Broadcasting/Media           56,486  +Clear Channel Communications, Inc.            4,229,389          2.6
                                             60,700  +Radio One, Inc. (Class A)                     4,340,050          2.7
                                             31,267  +Univision Communications Inc. (Class A)       3,220,501          2.0
                                                                                                  -----------         ----
                                                                                                   11,789,940          7.3
                ----------------------------------------------------------------------------------------------------------
                Communications Equipment     27,000  +AudioCodes Ltd.                               1,971,000          1.2
                                             33,000  +Brocade Communications Systems, Inc.          3,891,937          2.4
                                             27,000  +CIENA Corporation                             3,231,562          2.0
                                             60,000  +Cisco Systems, Inc.                           3,416,250          2.1
                                             57,000  +Extreme Networks, Inc.                        2,771,625          1.7
                                             24,000  +Juniper Networks, Inc.                        4,204,500          2.6
                                             55,000  +Network Appliance, Inc.                       3,547,500          2.2
                                              3,200  +ONI Systems Corp                                 80,000          0.0
                                                                                                  -----------         ----
                                                                                                   23,114,374         14.2
                ----------------------------------------------------------------------------------------------------------
                Computer                     66,700  +BEA Systems, Inc                              2,405,369          1.4
                Services/Software            15,000  +i2 Technologies, Inc.                         1,595,625          1.0
                                             40,000  +Informatica Corporation                       1,607,500          1.0
                                             40,000  +TIBCO Software Inc.                           2,222,500          1.3
                                             29,300  +VERITAS Software Corporation                  3,411,619          2.1
                                                                                                  -----------         ----
                                                                                                   11,242,613          6.8
                ----------------------------------------------------------------------------------------------------------
                Diversified Companies        25,000   Corning Incorporated                          4,835,937          3.0
                ----------------------------------------------------------------------------------------------------------
                Electronic Components        15,000   AVX Corporation                                 859,687          0.5
                                              7,000  +E-Tek Dynamics, Inc.                          1,288,000          0.8
                                             39,600  +Kopin Corporation                             2,796,750          1.7
                                             21,000  +QLogic Corporation                            1,030,313          0.6
                                              9,000  +SDL Inc.                                      2,040,750          1.2
                                                                                                  -----------         ----
                                                                                                    8,015,500          4.8
                ----------------------------------------------------------------------------------------------------------
                Electronic/Semiconductors    47,000  +Analog Devices, Inc.                          3,619,000          2.2
                                             22,000  +Applied Micro Circuits Corporation            2,183,500          1.4
                                             31,000  +GlobeSpan, Inc.                               2,735,750          1.7
                                             55,000  +LSI Logic Corporation                         2,897,813          1.8
                                             21,500  +PMC--Sierra, Inc.                             3,294,875          2.0
                                             42,000  +Virata Corporation                            1,732,500          1.1
                                                                                                  -----------         ----
                                                                                                   16,463,438         10.2
                ----------------------------------------------------------------------------------------------------------
                Electronics                  33,000  +Agilent Technologies, Inc.                    2,429,625          1.5
                ----------------------------------------------------------------------------------------------------------
                Internet                     33,000  +Exodus Communications, Inc.                   2,326,500          1.4
                                             48,000  +InfoSpace.com, Inc.                           2,082,000          1.3
                                             30,000  +Inktomi Corporation                           3,356,250          2.1
                                                                                                  -----------         ----
                                                                                                    7,764,750          4.8
                ----------------------------------------------------------------------------------------------------------
                Internet Software            44,000  +Alteon Websystems, Inc.                       2,230,250          1.4
                                             30,000  +Scient Corporation                            1,290,000          0.8
                                             19,000  +VeriSign, Inc.                                2,570,938          1.6
                                             50,000  +Vignette Corporation                          1,371,875          0.8
                                                                                                  -----------         ----
                                                                                                    7,463,063          4.6
                ----------------------------------------------------------------------------------------------------------
                Natural Gas                  20,000   Enron Corp.                                   1,457,500          0.9
                ----------------------------------------------------------------------------------------------------------
                Pharmaceuticals              36,000   Pfizer Inc.                                   1,604,250          1.0
                ----------------------------------------------------------------------------------------------------------
                Retail--Specialty            75,000   The Home Depot, Inc.                          3,660,938          2.2
                                             50,000   Tiffany & Co.                                 3,046,875          1.9
                                                                                                  -----------         ----
                                                                                                    6,707,813          4.1
                ----------------------------------------------------------------------------------------------------------
                Semiconductor                12,000  +Applied Materials, Inc.                       1,002,000          0.6
                Production Equipment         40,000  +KLA-Tencor Corporation                        1,980,000          1.2
                                                                                                  -----------         ----
                                                                                                    2,982,000          1.8
                ----------------------------------------------------------------------------------------------------------
                Telecommunications           53,000  +Amdocs Limited                                3,282,687          2.0
                ----------------------------------------------------------------------------------------------------------
                Wireless Communication--     29,000  +Nextel Communications, Inc. (Class A)         2,684,312          1.6
                Domestic Paging &
                Cellular
==========================================================================================================================
                                                      Total Common Stocks in the United States    128,513,605         78.8
==========================================================================================================================
                                                      Total Investments in Common Stocks
                                                       (Cost--$186,044,866)                       141,414,983         86.7
==========================================================================================================================


                                    10 & 11

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master Premier Growth Trust (concluded)
-------------------------------------------------------------------------------------------------------------------------------
                               Face                                                                                  Percent of
                             Amount                  Short-Term Securities                                 Value     Net Assets
===============================================================================================================================
Commercial Paper*     US$ 2,000,000   CIT Group Holdings, Inc. (The), 6.80% due 6/01/2000              $  2,000,000         1.2%
                          7,724,000   General Motors Acceptance Corp., 6.81% due 6/01/2000                7,724,000         4.7
                          2,791,000   SBC Communications Inc., 6.53% due 6/19/2000                        2,781,887         1.7
                          2,208,000   Wal-Mart Stores, Inc., 6.52% due 6/06/2000                          2,206,001         1.4
===============================================================================================================================
                                      Total Investments in Commercial Paper                              14,711,888         9.0
===============================================================================================================================
US Government             5,000,000   Federal Home Loan Mortgage Corporation, 6.335% due 6/27/2000        4,977,124         3.1
Agency Obligations*
===============================================================================================================================
                                      Total Investments in US Government Agency Obligations               4,977,124         3.1
===============================================================================================================================
                                      Total Investments in Short-Term Securities (Cost--$19,689,012)     19,689,012        12.1
===============================================================================================================================
Total Investments (Cost--$205,733,878)                                                                  161,103,995        98.8
Other Assets Less Liabilities                                                                             1,993,861         1.2
                                                                                                       ------------       -----
Net Assets                                                                                             $163,097,856       100.0%
                                                                                                       ============       =====
===============================================================================================================================

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.
+     Non-income producing security.
(a)   American Depositary Receipts (ADR). See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER PREMIER
GROWTH TRUST     As of May 31, 2000
=============================================================================================================================
Assets:          Investments, at value (identified cost -- $205,733,878) .....................                  $ 161,103,995
                 Receivables:
                   Contributions .............................................................   $   1,426,945
                   Securities sold ...........................................................       1,237,161
                   Dividends .................................................................           7,974      2,672,080
                                                                                                 -------------  -------------
                 Total assets ................................................................                    163,776,075
                                                                                                                -------------
=============================================================================================================================
Liabilities:     Payables:
                   Withdrawals ...............................................................         494,893
                   Investment adviser ........................................................          89,060
                   Securities purchased ......................................................          80,000
                   Custodian bank ............................................................          13,081        677,034
                                                                                                 -------------
                 Accrued expenses ............................................................                          1,185
                                                                                                                -------------
                 Total liabilities ...........................................................                        678,219
                                                                                                                -------------
=============================================================================================================================
Net Assets:      Net assets ..................................................................                  $ 163,097,856
                                                                                                                =============
=============================================================================================================================
Net Assets       Partners' capital ...........................................................                  $ 207,727,739
Consist of:      Unrealized depreciation on investments and foreign currency
                  transactions--net ..........................................................                    (44,629,883)
                                                                                                                -------------
                 Net assets ..................................................................                  $ 163,097,856
                                                                                                                =============
=============================================================================================================================

                 See Notes to Financial Statements.


                                    12 & 13

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

STATEMENT OF OPERATIONS

MASTER PREMIER
GROWTH TRUST        For the Period March 3, 2000+ to May 31, 2000
=======================================================================================================
Investment          Interest and discount earned .......................                   $    427,835
Income:             Dividends (net of $215 foreign withholding tax) ....                         18,013
                                                                                           ------------
                    Total income .......................................                        445,848
                                                                                           ------------
=======================================================================================================
Expenses:           Investment advisory fees ...........................   $    306,906
                    Accounting services ................................         21,020
                    Offering costs .....................................         12,824
                    Custodian fees .....................................          4,905
                    Trustees' fees and expenses ........................          4,310
                    Professional fees ..................................          3,847
                    Pricing fees .......................................          1,500
                    Other ..............................................          2,084
                                                                           ------------
                    Total expenses .....................................                        357,396
                                                                                           ------------
                    Investment income--net .............................                         88,452
                                                                                           ------------
=======================================================================================================
Realized &          Realized loss from:
Unrealized Loss        Investments--net ................................    (15,558,362)
On Investments &       Foreign currency transactions--net ..............         (6,218)    (15,564,580)
Foreign Currency                                                           ------------
Transactions--Net:  Unrealized depreciation on investments--net ........                    (44,629,883)
                                                                                           ------------
                    Net Decrease in Net Assets Resulting from
                     Operations ........................................                   $(60,106,011)
                                                                                           ============
=======================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                               For the Period
MASTER PREMIER                                                                 March 3, 2000+
GROWTH TRUST     Increase (Decrease) in Net Assets:                            to May 31, 2000
==============================================================================================
Operations:      Investment income--net ......................................   $      88,452
                 Realized loss on investments--net ...........................     (15,564,580)
                 Unrealized depreciation on investments--net .................     (44,629,883)
                                                                                 -------------
                 Net decrease in net assets resulting from operations ........     (60,106,011)
                                                                                 -------------
==============================================================================================
Net Capital      Increase in net assets derived from net capital
Contributions:    contributions ..............................................     223,103,767
                                                                                 -------------
==============================================================================================
Net Assets:      Total increase in net assets ................................     162,997,756
                 Beginning of period .........................................         100,100
                                                                                 -------------
                 End of period ...............................................   $ 163,097,856
                                                                                 =============
==============================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                    14 & 15

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

FINANCIAL HIGHLIGHTS

                                                                                    For the Period
MASTER PREMIER      The following ratios have been derived from                     March 3, 2000+
GROWTH TRUST        information provided in the financial statements.               to May 31, 2000
===================================================================================================
Ratios to Average   Expenses ........................................................           .87%*
Net Assets:                                                                             ===========
                    Investment income--net ..........................................           .22%*
                                                                                        ===========
===================================================================================================
Supplemental        Net assets, end of period (in
Data:                thousands) .....................................................   $   163,098
                                                                                        ===========
                    Portfolio turnover ..............................................         28.86%
                                                                                        ===========
===================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER PREMIER GROWTH TRUST

1. Significant Accounting Policies:

Master Premier Growth Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and is organized as a Delaware business trust. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters into such contracts.

o Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


                                    16 & 17

                           Merrill Lynch Premier Growth Fund, Inc., May 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER PREMIER GROWTH TRUST

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Custodian bank--The Trust recorded an amount payable to the custodian bank as a result of the stated overdrawn balance. This overdrawn balance was due to an unpaid corporate event.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .75% of the average daily value of the Trust's net assets.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period March 3, 2000 to May 31, 2000 were $233,902,526 and $32,299,420, respectively.

Net realized losses for the period March 3, 2000 to May 31, 2000 and net unrealized losses as of May 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                          Realized      Unrealized
                                           Losses         Losses
--------------------------------------------------------------------------------
Long-term investments ...............   $(15,558,240)  $(44,629,883)
Short-term investments ..............           (122)            --
Foreign currency transactions .......         (6,218)            --
                                        ------------   ------------
Total ...............................   $(15,564,580)  $(44,629,883)
                                        ============   ============
--------------------------------------------------------------------------------

As of May 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $44,629,883, of which $1,557,967 related to appreciated securities and $46,187,850 related to depreciated securities. At May 31, 2000, the aggregate cost of investments for Federal income tax purposes was $205,733,878.

PORTFOLIO INFORMATION

As of May 31, 2000

                                                                  Percent of
Ten Largest Holdings                                              Net Assets
--------------------------------------------------------------------------------
Corning Incorporated ..........................................       3.0%
Myriad Genetics, Inc. .........................................       2.9
Radio One, Inc. (Class A) .....................................       2.7
Clear Channel Communications, Inc. ............................       2.6
Juniper Networks, Inc. ........................................       2.6
Harley-Davidson, Inc. .........................................       2.5
Brocade Communications Systems, Inc. ..........................       2.4
The Home Depot, Inc. ..........................................       2.2
Analog Devices, Inc. ..........................................       2.2
Waters Corporation ............................................       2.2
--------------------------------------------------------------------------------

                                                                  Percent of
Ten Largest Industries                                            Net Assets
--------------------------------------------------------------------------------
Communications Equipment ......................................      16.3%
Electronic/Semiconductors .....................................      10.2
Biotechnology .................................................       8.8
Broadcasting/Media ............................................       7.3
Electronic Components .........................................       7.1
Computer Services/Software ....................................       6.8
Internet ......................................................       4.8
Internet Software .............................................       4.6
Retail--Specialty .............................................       4.1
Diversified Companies .........................................       3.0
--------------------------------------------------------------------------------

                                                                  Percent of
Geographic Allocation                                             Net Assets+
--------------------------------------------------------------------------------
United States .................................................      78.8%
Canada ........................................................       4.3
Singapore .....................................................       1.7
Japan .........................................................       1.3
United Kingdom ................................................       0.6
--------------------------------------------------------------------------------

+     Total may not equal 100%.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         PREMIER--5/00

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